Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES	$ 24,175	$ 22,481	$ 48,055	$ 44,101
COST OF REVENUES	(9,241)	(6,697)	(17,328)	(12,877)
GROSS PROFIT	14,934	15,784	30,727	31,224
OPERATING EXPENSES:
Research and development expenses	(12,161)	(14,904)	(26,121)	(29,031)
Sales and marketing expenses	(4,255)	(4,473)	(9,315)	(8,682)
General and administrative expenses	(3,701)	(4,340)	(7,533)	(8,641)
TOTAL OPERATING EXPENSES	(20,117)	(23,717)	(42,969)	(46,354)
OPERATING LOSS	(5,183)	(7,933)	(12,242)	(15,130)
Change in fair value of Forfeiture Shares	22	1,538	1,529	4,142
Financial income (expenses), net	601	(3,560)	792	(3,675)
LOSS BEFORE INCOME TAXES	(4,560)	(9,955)	(9,921)	(14,663)
INCOME TAXES	(26)	(43)	(45)	(389)
LOSS AFTER INCOME TAXES	(4,586)	(9,998)	(9,966)	(15,052)
Equity in earnings of an investee	4	3	7	7
NET LOSS	$ (4,582)	$ (9,995)	$ (9,959)	$ (15,045)
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.05)	$ (0.1)	$ (0.1)	$ (0.15)
Weighted average number of shares used in computing net loss per ordinary share (in Shares)	101,685,915	97,442,359	101,381,153	97,296,206